Business Combination - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Issuance of common stock (Shares)	15,000,000
Share price	$ 7.42
Number of forward purchase units issued during period shares new issues	17,500,000
Shares issued, price per share	$ 11.5
Business acquisition cost of acquired entity transaction costs	$ 763,300	$ 1,395
Common stock shares outstanding	613,758,126	609,768,296	603,170,380	504,274,890
Dragoneer Growth Opportunities Corp [Member]
Business Acquisition [Line Items]
Business acquisition cost of acquired entity transaction costs		$ 11,100
After The Business Combination [Member]
Business Acquisition [Line Items]
Common stock shares outstanding	603,170,380	603,170,380
Company Earnout Shares [Member]
Business Acquisition [Line Items]
Issuance of common stock (Shares)		15
Number of trading days used to determine the share price	20 days
Fair value of the shares reserved charged to additional paid in capital			$ 98,900
Company Earnout Shares [Member] | CCCIS Shareholders [Member]
Business Acquisition [Line Items]
Common stock reserved for issuance			13,500,000
Company Earnout Shares [Member] | CCCIS Option Holders [Member]
Business Acquisition [Line Items]
Common stock reserved for issuance			1,500,000
Share Price Greater Than Or Equal to USD Thirteen Per Share [Member] | Company Earnout Shares [Member]
Business Acquisition [Line Items]
Share price	$ 13
Share Price Greater Than Or Equal to USD Fifteen Per Share [Member] | Company Earnout Shares [Member]
Business Acquisition [Line Items]
Share price	$ 15	$ 15
Number of trading days used to determine the share price		20 days
Number of consecutive trading days used to determine the share price	30 days	30 days
Sponsor Vesting Shares [Member]
Business Acquisition [Line Items]
Number of shares non transferable and subject to forfeiture	8,625,000	8,625,000
Sponsor Vesting Shares [Member] | Share Price Greater Than Or Equal to USD Thirteen Per Share [Member]
Business Acquisition [Line Items]
Share price		$ 13
Number of trading days used to determine the share price		20 days
Number of consecutive trading days used to determine the share price	30 days	30 days
Forward Purchase Agreement [Member] | Prior to the Closing [Member]
Business Acquisition [Line Items]
Share price	$ 10	$ 10
Number of forward purchase units issued during period shares new issues		17,500,000
Shares issued, price per share		$ 11.5
PIPE Investors [Member] | Subscription Agreement [Member]
Business Acquisition [Line Items]
Issuance of common stock (Shares)	15,000,000	15,000,000
Share price	$ 10	$ 10